Financial Risk Management - Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Monetary Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ 5,785	₩ 2,386
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(5,785)	(2,386)
USD
Disclosure of detailed information about financial instruments [line items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	5,352	1,682
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(5,352)	(1,682)
JPY
Disclosure of detailed information about financial instruments [line items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	440	621
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(440)	(621)
Others
Disclosure of detailed information about financial instruments [line items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(7)	83
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ 7	₩ (83)